DBX ETF Trust | 1
Schedule of Investments
Xtrackers Risk Managed USD High Yield Strategy ETF
November 30, 2025 (Unaudited)
HiddenRow
Number
of Shares Value $
EXCHANGE-TRADED FUNDS
— 99.4%
Xtrackers High Beta High Yield
Bond ETF(a)
31,133 1,318,505
Xtrackers USD High Yield
Corporate Bond ETF(a)
1,260,911 46,678,925
(Cost $46,857,261)
47,997,430
Number
of Shares Value $
CASH EQUIVALENTS — 0.6%
DWS Government Money Market
Series "Institutional Shares",
3.94% (b)
(Cost $305,484)
305,484 305,484
TOTAL INVESTMENTS
— 100.0%
(Cost $47,162,745)
48,302,914
Other assets and liabilities,
net — (0.0)%
(7,812)
NET ASSETS — 100.0%
48,295,102
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2025 is as follows:
Value ($) at
8/31/2025
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
11/30/2025
Value ($) at
11/30/2025
EXCHANGE-TRADED FUNDS — 99.4%
Xtrackers High Beta High Yield Bond ETF
1,310,661 16,120 — — (8,276) 23,851 — 31,133 1,318,505
Xtrackers USD High Yield Corporate Bond ETF
46,088,384 567,309 — — 23,232 740,571 — 1,260,911 46,678,925
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares", 3.91% (b)(c)
74,375 — (74,375) (d) — — 1,688 — — —
CASH EQUIVALENTS — 0.6%
DWS Government Money Market Series "Institutional Shares", 3.94% (b)
310,618 24,446 (29,580) — — 3,140 — 305,484 305,484
47,784,038 607,875 (103,955) — 14,956 769,250 — 1,597,528 48,302,914
(a)
Affiliated fund advised by DBX Advisors LLC.
(b)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)
Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30,
2025.

2 | DBX ETF Trust
Schedule of Investments
Xtrackers Risk Managed USD High Yield Strategy ETF
(Continued)
November 30, 2025 (Unaudited)
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2025 in valuing the Fund’s investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
HYRM-PH1
Assets Level 1 Level 2 Level 3 Total
Exchange-Traded Funds
$ 47,997,430 $ — $ — $ 47,997,430
Short-Term Investments (a)
305,484 — — 305,484
TOTAL
$ 48,302,914 $ — $ — $ 48,302,914
(a)
See Schedule of Investments for additional detailed categorizations.